PROVISIONS - Narrative (Details) $ in Millions, $ in Millions, XOF in Billions	Dec. 26, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 XOF	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XOF	Dec. 31, 2022 CAD ($)
Disclosure of other provisions [line items]
Restricted cash		$ 90.5			$ 56.3
Losses on litigation settlements	$ 15.0
Carrying value of forfeited inventory	$ 13.5
Letters of credit
Disclosure of other provisions [line items]
Long-term debt		118.9
Doyon division including the Westwood mine1
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		126.7		$ 167.4	123.7		$ 167.4
Côté Gold Project
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		25.8		34.0	35.8		48.4
Doyon and Côté Gold
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		152.5		201.4	159.5		215.8
Doyon and Côté Gold | Cash Collateral
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		11.0			10.9
Doyon and Côté Gold | Letters of credit
Disclosure of other provisions [line items]
Bonds outstanding to guarantee asset retirement obligations		22.6		$ 29.8	18.4		$ 24.9
Essakane mine
Disclosure of other provisions [line items]
Restricted cash		$ 52.6	XOF 31.2		$ 45.3	XOF 27.8